Impaired Credit Substitutes (Detail) - Debt securities, other than asset and mortgage-backed securities ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2016 INR (₨)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 INR (₨)	Mar. 31, 2016 USD ($)
Schedule of Available-for-sale Securities [Line Items]
Gross impaired credit substitutes	₨ 0.0		₨ 0.0	$ 0.0
Average impaired credit substitutes	0.0	$ 0.0	4,972.3
Interest income recognized on impaired credit substitutes	0.0	$ 0.0	0.0
Credit Substitutes
Schedule of Available-for-sale Securities [Line Items]
Gross impaired credit substitutes	0.0		0.0	0.0
Credit Substitutes by Industry
Schedule of Available-for-sale Securities [Line Items]
Gross impaired credit substitutes	₨ 0.0		₨ 0.0	$ 0.0